Payroll costs, share based payments and management incentive schemes	12 Months Ended
Dec. 31, 2019
Employee Benefits And Share-Based Payments [Abstract]
Payroll costs, share based payments and management incentive schemes
Payroll costs, share based payments and management incentive schemes

(a)	Payroll costs
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Production	3,308	2,915	2,285
Administration, distribution & sales	1,448	1,510	1,572
Total number of employees	4,756	4,425	3,857

The increase in the average number of employees in the table above for the year ended December 31, 2019 compared with the year ended December 31, 2018 is primarily due to the acquisitions of Goodfella's and Aunt Bessie's in 2018.
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
Wages and salaries	250.4	240.6	200.8
Social security costs	45.2	46.0	42.0
Other pension costs	13.0	13.1	14.6
Total payroll costs	308.6	299.7	257.4

(b)	Share based payments
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to Directors and senior management, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares.
Non-Executive Director Restricted Share Awards
In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is granted $100,000 of restricted shares annually on the date of the annual general meeting, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier to occur of the date of the Company’s annual meeting of shareholders or thirteen months from the date of grant.
The Non-Executive Directors restricted share awards granted on June 16, 2016, which consisted of 55,680 shares at a share price of $8.98, vested on June 19, 2017 and were issued at a share price of $14.38, resulting in a €0.3 million increase in the share based compensation reserve. Of the total 55,680 number of shares vesting, 9,384 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
The Non-Executive Directors restricted share awards granted on June 19, 2017, which consisted of 53,498 shares at a share price of $14.38, vested on June 14, 2018 and were issued at a share price of $17.94, resulting in a €0.2 million increase in the share based compensation reserve. Of the total 53,498 number of shares vesting, 12,312 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
The Non-Executive Directors restricted share awards granted on June 19, 2018, which consisted of 32,172 shares at a share price of $18.07, vested on June 14, 2019 and were issued at a share price of $20.74, resulting in a €0.1 million increase in the share based compensation reserve. Of the total 44,272 number of shares vesting, 12,100 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On June 14, 2019, after the Company's annual general meeting of shareholders, the current Non-Executive Directors were granted 39,370 restricted share award at a share price of $20.32.
In July 2019, following the resignation of a Non-Executive Director, 2,460 shares were vested and issued.
The total charge for Non-Executive Director grants within the Statement of Consolidated Profit or Loss for the year ended December 31, 2019 for stock compensation awards was €0.9 million (year ended December 31, 2018: €0.9 million; year ended December 31, 2017: €0.8 million).
Director and Senior Management Share Awards
As part of its long term incentive initiatives, the Company has outstanding awards over 4,518,964 ordinary shares granted to certain members of its management team (the “Management Share Awards”) as of the following four award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	Total
Number of awards outstanding at January 1, 2019	3,025,953	1,015,000	583,700	—	4,624,653
New awards granted in the period	—	—	—	166,427	166,427
Awards vested and issued in the period	—	(85,315)	—	—	(85,315)
Forfeitures in the period	(60,439)	(91,562)	(34,800)	—	(186,801)
Number of awards outstanding at December 31, 2019	2,965,514	838,123	548,900	166,427	4,518,964

The 2016, 2017 and 2018 awards have vesting conditions based on cumulative EBITDA performance and over four years and Company share price performance over two to five years. During 2019, the Compensation Committee of the Board of Directors amended the targets for these awards resulting in a revaluation of the awards reflected in the expense taken in 2019. The share price and EBITDA performance conditions are weighted 50% each per award.

•	For the 2016 award, the initial two-year period is through to January 1, 2018 and the subsequent revised three-year period is through to January 1, 2021.

•	For the 2017 award, the initial two-year period is through to January 1, 2019 and the subsequent two-year period is through to January 1, 2021.

•	For the 2018 award, the initial two-year period is through to January 1, 2020 and the subsequent revised three-year period is through to January 1, 2023.
If the revised respective four-year cumulative EBITDA Performance Condition is satisfied, up to 50% of such award will vest on January 1, 2020, 2021 and 2022, respectively, as the case may be.
The incremental fair value granted as a result of the modifications made to the January 1, 2016 and 2017 awards was $9.9 million (€8.7 million), $1.1 million (€1.0 million), respectively. There was no incremental fair value on modification for the January 1, 2018 award.
In September 2019, 166,427 restricted share awards were granted as part of the 2019 Management Share Award. The performance period associated with the award began as of January 1, 2019. The 2019 awards have vesting conditions based on three-year cumulative EBITDA and net sales, and Company share price performance measures. One third of the total share award is assigned to each type of performance measure. All shares are subject to a holding period of an additional year and require that the participants to the scheme are still actively employed during the entire four year period, through January 1, 2023.
In September 2018, 294,810 restricted shares granted as part of the 2016 Management Share Awards vested based on share price performance, resulting in the issuance of 181,054 ordinary shares in October 2018 (net of 113,756 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
In January 2019, 85,315 restricted shares granted as part of the 2017 Management Share Awards vested based on share price performance, resulting in the issuance of 51,932 ordinary shares (net of 33,383 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
The stock compensation charge reported within the Consolidated Statement of Profit or Loss for the year ended December 31, 2019 related to the director and senior management share awards is €14.0 million (year ended December 31, 2018: €12.1 million: year ended December 31, 2017: €1.8 million).
The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied. Following the revisions to the EBITDA Performance Conditions and benchmark market share price targets described above, and the addition of the January 1, 2019 scheme, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are now as follows:

	January 1, 2016 award	January 1, 2017 award	January 1, 2018 award	January 1, 2019 award
Revised grant date price	$16.72	$16.72	$16.72	$20.15
Exercise price	$—	$—	$—	$—
Expected life of restricted share	1.00 - 2.00 years	2.00 years	1.5 - 4.00 years	4.00 years
Expected volatility of the share price	22.6%	22.6%	22.7%	24.0%
Dividend yield expected	—%	—%	—%	—%
Risk free rate	2.65%	2.65%	2.55%	1.33%
Employee exit rate	6.0%	14.0%	14.0%	14.0%
EBITDA Performance Target Condition	93.0%	72.0%	35.0%	35.0%

The expected volatility of the share price inputs above were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has only been listed for approximately four years.

Based on the revised assessment in the current period of fair value and the number of shares expected to vest, the total fair values in respect of the Restricted Shares are:

•2016 award - $28.2 million (€24.7 million)
•2017 award - $5.2 million (€4.6 million)
•2018 award - $1.6 million (€1.3 million)
•2019 award - $1.4 million (€1.2 million)
Initial Director Options
In 2014, certain Non-Executive Directors were granted options (“Initial Options”) to purchase a maximum of 125,000 Ordinary Shares at an exercise price of $11.50 per ordinary share. The awards were valued at issuance and expensed during the two years ended April 1, 2016.
In June 2018, a former Non-Executive Director exercised 9,375 of 125,000 initial options granted to them for €0.1 million.
Throughout 2019, former Non-Executive Directors exercised a further 56,250 of the 125,000 initial options granted to them for €0.6 million. The remaining 59,375 options expire on May 31, 2020.
The awards are exercisable within a 5 year period, which commenced on the trading day immediately following the Iglo Group acquisition on June 1, 2015.